Award Timing Disclosure	12 Months Ended
	Dec. 31, 2024	Mar. 15, 2024 USD ($) shares $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Timing of Compensation Decisions
We do not grant stock options or PSUs to our executive officers in anticipation of the release of significant earnings announcements or other material non-public information likely to result in changes to the price of our Common Stock. Similarly, we do not time the release of material non-public information based on equity award grant dates. In the event material non-public information becomes known to the Committee prior to granting an equity award, the Committee will take the existence of such information into consideration and use its business judgment to determine whether to delay the grant of equity to avoid any appearance of impropriety.
As required by Item 402(x) of Regulation S-K under the Exchange Act, during fiscal 2024, the Committee awarded stock options to our NEOs in the period beginning four business days before our filing of a periodic report on Form 10-K or Form 10-Q or the filing or furnishing of a current report on Form 8-K that disclosed material non-public information, and ending one business day after the filing or furnishing of such report (the “Designated Periods”). In this case, EPAM disclosed the new grant of PSUs on March 20, 2024. Pursuant to SEC Rules, we are providing the following information relating to stock options awarded to our NEOs in the Designated Periods occurring during fiscal year 2024:

Name	Grant date	Number of securities underlying the award	Exercise price of the award ($/Share)	Grant date fair value of the award
Percentage change in the closing
market price of the securities
underlying the award between
the trading day ending immediately prior to
the disclosure of material non-public
information and the trading day
beginning immediately following the
disclosure of material non-public
information

Arkadiy Dobkin	March 15, 2024	9,365	$298.89	$1,550,095	(4.02%)
Jason Peterson	March 15, 2024	9,063	$298.89	$1,500,108	(4.02%)
Balasz Fejes	March 15, 2024	9,063	$298.89	$1,500,108	(4.02%)
Viktar Dvorkin	March 15, 2024	6,042	$298.89	$1,000,072	(4.02%)
Larry Solomon	March 15, 2024	6,042	$298.89	$1,000,072	(4.02%)

Award Timing MNPI Considered	true
Award Timing, How MNPI Considered
We do not grant stock options or PSUs to our executive officers in anticipation of the release of significant earnings announcements or other material non-public information likely to result in changes to the price of our Common Stock. Similarly, we do not time the release of material non-public information based on equity award grant dates. In the event material non-public information becomes known to the Committee prior to granting an equity award, the Committee will take the existence of such information into consideration and use its business judgment to determine whether to delay the grant of equity to avoid any appearance of impropriety.

MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table
As required by Item 402(x) of Regulation S-K under the Exchange Act, during fiscal 2024, the Committee awarded stock options to our NEOs in the period beginning four business days before our filing of a periodic report on Form 10-K or Form 10-Q or the filing or furnishing of a current report on Form 8-K that disclosed material non-public information, and ending one business day after the filing or furnishing of such report (the “Designated Periods”). In this case, EPAM disclosed the new grant of PSUs on March 20, 2024. Pursuant to SEC Rules, we are providing the following information relating to stock options awarded to our NEOs in the Designated Periods occurring during fiscal year 2024:

Name	Grant date	Number of securities underlying the award	Exercise price of the award ($/Share)	Grant date fair value of the award
Percentage change in the closing
market price of the securities
underlying the award between
the trading day ending immediately prior to
the disclosure of material non-public
information and the trading day
beginning immediately following the
disclosure of material non-public
information

Arkadiy Dobkin	March 15, 2024	9,365	$298.89	$1,550,095	(4.02%)
Jason Peterson	March 15, 2024	9,063	$298.89	$1,500,108	(4.02%)
Balasz Fejes	March 15, 2024	9,063	$298.89	$1,500,108	(4.02%)
Viktar Dvorkin	March 15, 2024	6,042	$298.89	$1,000,072	(4.02%)
Larry Solomon	March 15, 2024	6,042	$298.89	$1,000,072	(4.02%)

Arkadiy Dobkin [Member]
Awards Close in Time to MNPI Disclosures
Name		Arkadiy Dobkin
Underlying Securities | shares		9,365
Exercise Price | $ / shares		$ 298.89
Fair Value as of Grant Date | $		$ 1,550,095
Underlying Security Market Price Change		(0.0402)
Jason Peterson [Member]
Awards Close in Time to MNPI Disclosures
Name		Jason Peterson
Underlying Securities | shares		9,063
Exercise Price | $ / shares		$ 298.89
Fair Value as of Grant Date | $		$ 1,500,108
Underlying Security Market Price Change		(0.0402)
Balasz Fejes [Member]
Awards Close in Time to MNPI Disclosures
Name		Balasz Fejes
Underlying Securities | shares		9,063
Exercise Price | $ / shares		$ 298.89
Fair Value as of Grant Date | $		$ 1,500,108
Underlying Security Market Price Change		(0.0402)
Viktar Dvorkin [Member]
Awards Close in Time to MNPI Disclosures
Name		Viktar Dvorkin
Underlying Securities | shares		6,042
Exercise Price | $ / shares		$ 298.89
Fair Value as of Grant Date | $		$ 1,000,072
Underlying Security Market Price Change		(0.0402)
Larry Solomon [Member]
Awards Close in Time to MNPI Disclosures
Name		Larry Solomon
Underlying Securities | shares		6,042
Exercise Price | $ / shares		$ 298.89
Fair Value as of Grant Date | $		$ 1,000,072
Underlying Security Market Price Change		(0.0402)